UNAUDITED QUARTERLY FINANCIAL DATA	12 Months Ended
Dec. 31, 2021
Unaudited Quarterly Financial Data
UNAUDITED QUARTERLY FINANCIAL DATA

NOTE 4 – UNAUDITED QUARTERLY FINANCIAL DATA

As discussed in Note 3, the Company determined that its unaudited interim condensed consolidated financial statements for the quarterly and year-to-date period ended September 30, 2021 were materially misstated and should be restated and that the unaudited interim condensed consolidated financial statements for the quarterly and year-to-date periods ended March 31, 2021 and June 30, 2021 were not materially misstated but should be revised.

The tables below set forth the impact of the restatements and revisions on the Company's unaudited interim condensed consolidated financial statements. The error had no impact on the Company’s condensed consolidated balance sheets, consolidated statements of changes in stockholders’ equity and condensed consolidated statements of cash flows for these periods.

Restatement

Three and Nine Months Ended September 30, 2021 (Unaudited, As Restated)

	For the three months ended September 30, 2021			For the nine months ended September 30, 2021
	As Reported	Restatement Adjustment	As Restated	As Reported	Restatement Adjustment	As Restated

Revenues:
Entertainment publicity and marketing	$9,399,432	—	$9,399,432	$25,219,793	—	$25,219,793
Content production	—	—	—	—	—	—
Total revenues	9,399,432	—	9,399,432	25,219,793	—	25,219,793

Operating expenses:
Direct costs	991,708	—	991,708	2,578,295	—	2,578,295
Payroll and benefits	5,875,755	—	5,875,755	16,770,091	—	16,770,091
Selling, general and administrative	1,519,812	—	1,519,812	4,234,309	—	4,234,309
Depreciation and amortization	475,207	—	475,207	1,436,189	—	1,436,189
Change in fair value of contingent consideration	—	1,110,000	1,110,000	—	1,310,000	1,310,000
Legal and professional	498,661	—	498,661	1,301,267	—	1,301,267
Total expenses	9,361,143	1,110,000	10,471,143	26,320,151	1,310,000	27,630,151

Income (loss) from operations	38,289	(1,110,000)	(1,071,711)	(1,100,358)	(1,310,000)	(2,410,358))

Other income (expenses):
Gain on extinguishment of debt, net	1,733,400	—	1,733,400	2,689,010	—	2,689,010
Loss on disposal of fixed assets	—	—	—	(48,461)	—	(48,461)
Change in fair value of convertible notes and derivative liabilities	(223,923)	—	(223,923)	(826,398)	—	(826,398)
Change in fair value of warrants	(55,000)	—	(55,000)	(2,552,877)	—	(2,552,877)
Change in fair value of put rights	—	—	—	(71,106)	—	(71,106)
Change in fair value of contingent consideration	(1,110,000)	1,110,000	—	(1,310,000)	1,310,000	—
Acquisition costs	—	—	—	(22,907)	—	(22,907)
Interest expense and debt amortization	(241,115)	—	(241,115)	(576,146)	—	(576,146)
Total other income (expense), net	103,362	1,110,000	1,213,362	(2,718,885)	1,310,000	(1,408,885)

Income (loss) before income taxes	141,651	—	141,651	(3,819,243)	—	(3,819,243)

Income tax benefit	—	—	—	38,851	—	38,851

Net income (loss)	$141,651	—	$141,651	$(3,780,392)	—	$(3,780,392)

Earnings (loss) per share:
Basic	$0.02	—	$0.02	$(0.50)	—	$(0.50)
Diluted	$0.02	—	$0.02	$(0.50)	—	$(0.50)

Weighted average number of shares outstanding:
Basic	7,740,085	—	7,740,085	7,551,974	—	7,551,974
Diluted	7,740,085	—	7,740,085	7,551,974	—	7,551,974

SEGMENT INFORMATION
	For the three months ended September 30, 2021			For the nine months ended September 30, 2021
	As Reported	Restatement Adjustment	As Restated	As Reported	Restatement Adjustment	As Restated

Revenues:
EPM	$9,399,432	—	$9,399,432	$25,219,793	—	$25,219,793
CPD	—	—	—	—	—	—
Total	9,399,432	—	9,399,432	25,219,793	—	25,219,793

Segment Operating Income (Loss):
EPM	1,617,658	(1,110,000)	507,658	1,820,984	(1,310,000)	510,984
CPD	(1,579,369)	—	(1,579,369)	(2,921,342)	—	(2,921,342)
Total operating income (loss)	38,289	(1,110,000)	(1,017,711)	(1,100,358)	(1,310,000)	(2,410,358)
Interest expense	(241,115)	—	(241,115)	(576,146)	—	(576,146)
Other income, net	344,477	1,110,000	1,454,477	(2,142,739)	1,310,000	(832,739)
Income (Loss) before income taxes	141,651	—	141,651	(3,819,243)	—	(3,819,243)

Revision

Three and Six Months Ended June 30, 2021 (Unaudited, As Revised)

	For the three months ended June 30, 2021			For the six months ended June 30, 2021
	As Reported	Revision Adjustment	As Revised	As Reported	Revision Adjustment	As Revised

Revenues:
Entertainment publicity and marketing	$8,643,244	—	$8,643,244	$15,820,362	—	$15,820,362
Content production	—	—	—	—	—	—
Total revenues	8,643,244	—	8,643,244	15,820,362	—	15,820,362

Operating expenses (income):
Direct costs	833,511	—	833,511	1,583,931	—	1,583,931
Payroll and benefits	5,622,468	—	5,622,468	10,892,831	—	10,892,831
Selling, general and administrative	1,194,704	—	1,194,704	2,718,659	—	2,718,659
Depreciation and amortization	478,270	—	478,270	960,982	—	960,982
Change in fair value of contingent consideration	—	(165,000)	(165,000)	—	200,000	200,000
Legal and professional	457,998	—	457,998	802,606	—	802,606
Total expenses	8,586,951	(165,000)	8,421,951	16,959,009	200,000	17,159,008

Income (loss) from operations	56,293	165,000	221,293	(1,138,647)	(200,000)	(1,338,647)

Other income (expenses):
Gain on extinguishment of debt	1,012,973	—	1,012,973	955,610	—	955,610
Loss on disposal of fixed assets	(48,461)	—	(48,461)	(48,461)	—	(48,461)
Loss on the deconsolidation of Max Steel VIE	—	—	—	—	—	—
Change in fair value of convertible notes and derivative liabilities	268,974	—	268,974	(602,475)	—	(602,475)
Change in fair value of warrants	65,000	—	65,000	(2,497,877)	—	(2,497,877)
Change in fair value of put rights	—	—	—	(71,106)	—	(71,106)
Change in fair value of contingent consideration	165,000	(165,000)	—	(200,000)	200,000	—
Acquisition costs	—	—	—	(22,907)	—	(22,907)
Interest expense and debt amortization	(169,837)	—	(169,837)	(335,031)	—	(335,031)
Total other income (expense), net	1,293,649	(165,000)	1,128,649	(2,822,247)	200,000	(2,622,247)

Income (loss) before income taxes	1,349,942	—	1,349,942	(3,960,894)	—	(3,960,894)

Income tax benefit	—	—	—	38,851	—	38,851

Net income (loss)	$1,349,942	—	$1,349,942	$(3,922,043)	—	$(3,922,043)

Earnings (loss) per share:
Basic	$0.17	—	$0.17	$(0.53)	—	$(0.53)
Diluted	$0.13	—	$0.13	$(0.53)	—	$(0.53)

Weighted average number of shares outstanding:
Basic	7,664,000	—	7,664,000	7,456,360	—	7,456,360
Diluted	7,913,396	—	7,913,396	7,456,360	—	7,456,360

SEGMENT INFORMATION
	For the three months ended June 30, 2021			For the six months ended June 30, 2021
	As Reported	Revision Adjustment	As Revised	As Reported	Revision Adjustment	As Revised

Revenues:
EPM	$8,643,244	—	$8,643,244	$15,820,362	—	$15,820,362
CPD	—	—	—	—	—	—
Total	8,643,244	—	8,643,244	15,820,362	—	15,820,362

Segment Operating Income (Loss):
EPM	1,391,171	165,000	1,556,171	602,295	(200,000)	402,295
CPD	(1,334,878)	—	(1,334,878)	(1,740,942)	—	(1,740,942)
Total operating income (loss)	56,293	165,000	221,293	(1,138,647)	(200,000)	(1,338,647)
Interest expense	(169,837)	—	(169,837)	(335,031)	—	(335,031)
Other income (expense), net	1,463,486	(165,000)	1,298,486	(2,487,216)	200,000	(2,287,216)
Income (Loss) before income taxes	1,349,942	—	1,349,942	(3,960,894)	—	(3,960,894)

Three Months Ended March 31, 2021 (Unaudited, As Revised)

	For the three months ended March 31, 2021
	As Reported	Revision Adjustment	As Revised

Revenues:
Entertainment publicity and marketing	$7,177,117	—	$7,177,117
Content production	—	—	—
Total revenues	7,177,117	—	7,177,117

Operating expenses:
Direct costs	829,151	—	829,151
Payroll and benefits	5,233,116	—	5,233,116
Selling, general and administrative	1,482,471	—	1,482,471
Depreciation and amortization	482,712	—	482,712
Change in fair value of contingent consideration	—	365,000	365,000
Legal and professional	344,607	—	344,607
Total expenses	8,372,057	365,000	8,737,057

Loss from operations	(1,194,940)	(365,000)	(1,559,940)

Other expenses:
Loss on extinguishment of debt, net	(57,363)	—	(57,363)
Change in fair value of convertible notes and derivative liabilities	(871,449)	—	(871,449)
Change in fair value of warrants	(2,562,877)	—	(2,562,877)
Change in fair value of put rights	(71,106)	—	(71,106)
Change in fair value of contingent consideration	(365,000)	365,000	—
Acquisition costs	(22,907)	—	(22,907)
Interest expense and debt amortization	(165,194)	—	(165,194)
Total other expense, net	(4,115,896)	365,000	(3,750,896)

Loss before income taxes	(5,310,836)	—	(5,310,836)

Income tax benefit	38,851	—	38,851

Net loss	$(5,271,985)	—	$(5,271,985)

Loss per share:
Basic	$(0.73)	—	$(0.73)
Diluted	$(0.73)	—	$(0.73)

Weighted average number of shares outstanding:
Basic	7,267,297	—	7,267,297
Diluted	7,267,297	—	7,267,297

SEGMENT INFORMATION
	For the three months ended March 31, 2021
	As Reported	Revision Adjustment	As Revised

Revenues:
EPM	$7,177,117	—	$7,177,117
CPD	—	—	—
Total	$7,177,117	—	$7,177,117

Segment Operating Loss:
EPM	$(390,067)	(365,000)	$(755,067)
CPD	(804,873)	—	(804,873)
Total operating loss	(1,194,940)	(365,000)	(1,559,940)
Interest expense	(165,194)	—	(165,194)
Other expenses, net	(3,950,702)	365,000	(3,585,702)
Loss before income taxes	$(5,310,836)	—	$(5,310,836)